Combined Prospectus	Mar. 18, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	3,275,035
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 36,844,143.75
Form Type	S-1
File Number	333-282971
Initial Effective Date	Nov. 12, 2024
Combined Prospectus Note

(5)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-282971), which was originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on November 4, 2024, declared effective on November 12, 2024, subsequently amended on a post-effective basis on April 15, 2025 and declared effective on April 23, 2025 (“Registration Statement I”), because such shares are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(8)
Represents up to 3,275,035 shares of Common Stock issued and issuable upon conversion of Series B Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”), which Series B Preferred Stock was issued pursuant to an investment agreement, dated September 24, 2024, between the Company and Commonwealth Asset Management LP, and an investment agreement, dated September 27, 2024, among the Company and certain purchasers party thereto.

Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	4,418,307
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 49,705,953.75
Form Type	S-1
File Number	333-282971
Initial Effective Date	Nov. 12, 2024
Combined Prospectus Note

(5)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-282971), which was originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on November 4, 2024, declared effective on November 12, 2024, subsequently amended on a post-effective basis on April 15, 2025 and declared effective on April 23, 2025 (“Registration Statement I”), because such shares are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(9)
Represents up to 16,244,741 shares of Common Stock that the Company may issue and sell to YA II PN, Ltd., a Cayman Islands exempted company (“Yorkville”), from time to time pursuant to the Standby Equity Purchase Agreement, dated October 24, 2023, between the Company and Yorkville (the “SEPA”). As of the date hereof, 1,273,566 shares of Common Stock previously registered have been issued by the Company to Yorkville pursuant to the terms of the SEPA.

Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	5,770,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 64,912,500
Form Type	S-1
File Number	333-282971
Initial Effective Date	Nov. 12, 2024
Combined Prospectus Note

(5)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-282971), which was originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on November 4, 2024, declared effective on November 12, 2024, subsequently amended on a post-effective basis on April 15, 2025 and declared effective on April 23, 2025 (“Registration Statement I”), because such shares are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(10)	Represents 5,770,000 shares of Common Stock held by certain stockholders party to that certain Amended and Restated Registration Rights Agreement, dated October 2, 2024.

Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	1,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 10,000
Form Type	S-1
File Number	333-282971
Initial Effective Date	Nov. 12, 2024
Combined Prospectus Note

(5)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-282971), which was originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on November 4, 2024, declared effective on November 12, 2024, subsequently amended on a post-effective basis on April 15, 2025 and declared effective on April 23, 2025 (“Registration Statement I”), because such shares are being transferred from Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(11)	Represents 1,000,000 shares of Common Stock that may be issued upon exercise of the 2024 WTI Warrants to purchase Common Stock held by WTI Fund X, LLC and WTI Fund XI, LLC.

Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	8,480,518
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 29,257,787.1
Form Type	S-1
File Number	333-286558
Initial Effective Date	Apr. 23, 2025
Combined Prospectus Note

(6)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-286558), which was originally filed by the Company with the SEC on April 15, 2025 and declared effective on April 23, 2025 (“Registration Statement II”), because such shares are being transferred from Registration Statement II to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement II, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(12)
Represents up to 8,480,518 shares of Common Stock issued and issuable upon conversion of Series C Preferred Stock, par value $0.0001 per share (the “Series C Preferred Stock”), which Series C Preferred Stock was issued pursuant to those certain preferred stock purchase agreements, dated March 24, 2025, among the Company and certain purchasers party thereto.

Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	4,100,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 14,145,000
Form Type	S-1
File Number	333-286558
Initial Effective Date	Apr. 23, 2025
Combined Prospectus Note

(6)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-286558), which was originally filed by the Company with the SEC on April 15, 2025 and declared effective on April 23, 2025 (“Registration Statement II”), because such shares are being transferred from Registration Statement II to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement II, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(9)
Represents up to 16,244,741 shares of Common Stock that the Company may issue and sell to YA II PN, Ltd., a Cayman Islands exempted company (“Yorkville”), from time to time pursuant to the Standby Equity Purchase Agreement, dated October 24, 2023, between the Company and Yorkville (the “SEPA”). As of the date hereof, 1,273,566 shares of Common Stock previously registered have been issued by the Company to Yorkville pursuant to the terms of the SEPA.

Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	300,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 3,000
Form Type	S-1
File Number	333-286558
Initial Effective Date	Apr. 23, 2025
Combined Prospectus Note

(6)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-286558), which was originally filed by the Company with the SEC on April 15, 2025 and declared effective on April 23, 2025 (“Registration Statement II”), because such shares are being transferred from Registration Statement II to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement II, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(13)	Represents 300,000 shares of Common Stock that may be issued upon exercise of the 2025 WTI Warrants.

Combined Prospectus: 8
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	18,386,688
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 211,446,912
Form Type	S-1
File Number	333-286558
Initial Effective Date	Apr. 23, 2025
Combined Prospectus Note

(6)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-286558), which was originally filed by the Company with the SEC on April 15, 2025 and declared effective on April 23, 2025 (“Registration Statement II”), because such shares are being transferred from Registration Statement II to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement II, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(14)
Represents the issuance of up to 18,386,688 shares of Common Stock that may be issued upon the exercise of 18,386,688 warrants (the “Innventure Warrants” and, such shares of Common Stock, the “Innventure Warrant Shares”) to purchase shares of Common Stock at an exercise price of $11.50 per share. The issuance of the Innventure Warrant Shares upon exercise of the Innventure Warrants was previously registered pursuant to the Company’s registration statement on Form S-4 (File No. 333-276714), originally filed by the Company with the SEC on January 26, 2024 and declared effective on September 10, 2024, and subsequently re-registered on Registration Statement II.

Combined Prospectus: 9
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	9,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 27,022,500
Form Type	S-1
File Number	333-291034
Initial Effective Date	Nov. 12, 2025
Combined Prospectus Note

(7)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-291034), which was originally filed by the Company with the SEC on October 23, 2025 and became effective on November 12, 2025 (“Registration Statement III”), because such shares are being transferred from Registration Statement III to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement III, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(9)
Represents up to 16,244,741 shares of Common Stock that the Company may issue and sell to YA II PN, Ltd., a Cayman Islands exempted company (“Yorkville”), from time to time pursuant to the Standby Equity Purchase Agreement, dated October 24, 2023, between the Company and Yorkville (the “SEPA”). As of the date hereof, 1,273,566 shares of Common Stock previously registered have been issued by the Company to Yorkville pursuant to the terms of the SEPA.

Combined Prospectus: 10
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	1,625,235
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 4,879,768.09
Form Type	S-1
File Number	333-291034
Initial Effective Date	Nov. 12, 2025
Combined Prospectus Note

(7)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-291034), which was originally filed by the Company with the SEC on October 23, 2025 and became effective on November 12, 2025 (“Registration Statement III”), because such shares are being transferred from Registration Statement III to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement III, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(15)
Represents 1,625,235 shares of Common Stock issued to certain subscribers (the “Subscribers”) pursuant to the terms of those certain subscription agreements, dated as of October 3, 2025, between the Company and the Subscribers.

Combined Prospectus: 11
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	1,625,235
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 13,001,880
Form Type	S-1
File Number	333-291034
Initial Effective Date	Nov. 12, 2025
Combined Prospectus Note

(7)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-291034), which was originally filed by the Company with the SEC on October 23, 2025 and became effective on November 12, 2025 (“Registration Statement III”), because such shares are being transferred from Registration Statement III to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement III, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(16)	Represents 1,625,235 shares of Common Stock that may be issued upon exercise of warrants (the “Series A Warrants”) to purchase Common Stock held by the Subscribers.

Combined Prospectus: 12
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	12,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 36,030,000
Form Type	S-1
File Number	333-291034
Initial Effective Date	Nov. 12, 2025
Combined Prospectus Note

(7)
No registration fee is payable in connection with the securities that were previously registered on the Company’s registration statement on Form S-1 (File No. 333-291034), which was originally filed by the Company with the SEC on October 23, 2025 and became effective on November 12, 2025 (“Registration Statement III”), because such shares are being transferred from Registration Statement III to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Registration Statement III, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act.

(17)
Represents up to 12,000,000 shares of Common Stock that may have been issued to Yorkville upon conversion of convertible debentures (“Convertible Debentures”) issued to Yorkville pursuant to the securities purchase agreement, dated March 25, 2025, and the securities purchase agreement, dated September 15, 2025, each entered into with Yorkville.  As of the date hereof, 65,000 shares of Common Stock previously registered remain beneficially owned by Yorkville and will be offered for sale by Yorkville pursuant to this Registration Statement.